Feb. 28, 2018
GMO Risk Premium Fund
GMO RISK PREMIUM FUND

GMO TRUST

Supplement dated October 5, 2018 to the
GMO Trust Prospectus, dated June 30, 2018

GMO Risk Premium Fund

Effective October 1, 2018, Grantham, Mayo, Van Otterloo & Co. LLC has agreed to irrevocably reduce GMO Risk Premium Fund’s (the “Fund”) management fee to an annual rate of 0.25% of the Fund’s average daily net assets (a reduction of 0.20%). The table below shows the total annual fund operating expenses after expense reimbursement/waiver for each class of shares of the Fund, in each case reflecting the reduction of the management fee.

	Class III	Class IV	Class V	Class VI
Total annual fund operating expenses after expense reimbursement/waiver	0.40%	0.35%	0.34%	0.31%